Related Party Balances and Transactions - Schedule of Ordinary Course of Business (Details) - Related Party [Member] - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Asset management service income		$ 245,456	[1]	$ 244,525	[1]	$ 729,806	[1]	$ 725,146	[1]	$ 970,143	[2]	$ 969,912	[2]
Commission expense	[3]											48,398
Purchase of non-marketable equity security – Investment F	[4]											9,668,568
Office rental and operating fees		$ 1,088,453	[5]	$ 1,317,065	[5]	$ 3,280,695	[5]	$ 5,089,110	[5]	6,039,520	[6]	3,190,064	[6]
General and administrative expense allocated	[7]									1,724		2,645,731
Legal and professional fees	[8]									333,332
Purchase of investment from the holding company	[9]											6,560,122
Purchase of office building from the holding company	[10]											5,995,249
Declaration of special dividends to the holding company	[11]											$ 47,000,000

[1]	Under the management agreement, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.
[2]	Under the management agreements, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.
[3]	Commission fee on insurance brokerage and asset management referral at the predetermined rate based on the service fee.
[4]	The Company purchased 4% equity interest in Investment F from a related party in October 2022, based on its historical carrying amount.
[5]	Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the holding company for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the holding company.
[6]	Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the holding company for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the holding company. Also, the holding company charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.
[7]	Certain amounts of general and administrative expenses were allocated by the holding company.
[8]	On September 19, 2023, the Company entered into an advisory services agreement with a related company, which owned by the Chairman of the Company, for a monthly fee of $83,333. The service will be terminated by either party upon 90 days prior written notice.
[9]	The Company purchased 4,158,963 shares of Investment A from the holding company and the transaction was completed on April 20, 2022 based on the historical cost to the holding company.
[10]	The Company purchased an office building from the holding company in January 2022, based on its historical carrying amount.
[11]	On January 18, 2022, TAC approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAC. The dividends were paid by offsetting the receivable due from the shareholder and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of Nutmeg in September 2021.